Prospectus Supplement                                    86684  9/02
dated September 30, 2002 to:

PUTNAM NEW OPPORTUNITIES FUND
Prospectuses dated October 31, 2001

The second paragraph under the heading "Who manages the fund?" is replaced with the following:

Putnam Management's investment professionals are organized into investment management teams, with a particular team dedicated to each specific asset class. The members of the Large Cap Growth and Specialty Growth Teams are responsible for the day-to-day management of the fund. The names of all team members can be found at www.putnaminvestments.com.

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

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Portfolio leader         Since     Experience
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Daniel L. Miller         1990      1983 - Present         Putnam Management
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Portfolio members        Since     Experience
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Kenneth J. Doerr         2002      2000 - Present         Putnam Management
                                   Prior to 2000          Equinox Capital
                                                          Management
Brian P. O'Toole         2002      June 2002 - Present    Putnam Management
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                                   Prior to June 2002     Citigroup Asset
                                                          Management
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